Perpetual hybrid bonds	6 Months Ended
Jun. 30, 2024
Perpetual Hybrid Bonds [Abstract]
Perpetual hybrid bonds	Perpetual hybrid bonds
In 2021, BAT p.l.c. issued two €1 billion of perpetual hybrid bonds which were classified as equity as there is no contractual obligation to either repay the principal or make payments of interest. Further information on perpetual hybrid bonds is described in note 22 of the
Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2023, page 268. BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:

	As at 30 June		As at 31 December
	2024	2023	2023
	£m	£m	£m
Total Equity
Share capital	589	614	614
Share premium	119	112	112
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	31,272	31,511	33,949